UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANIES

                   Investment Company Act file number:  811-08294

                        ALLIANCEBERNSTEIN EXCHANGE RESERVES
                 (Exact name of registrant as specified in charter)

                1345 Avenue of the Americas, New York, New York 10105
                 (Address of principal executive offices) (Zip code)

                                  Mark R. Manley
                         Alliance Capital Management L.P.
                            1345 Avenue of the Americas
                             New York, New York 10105
                      (Name and address of agent for service)

       Registrant's telephone number, including area code:  (800) 221-5672

                    Date of fiscal year end:  September 30, 2004

                    Date of reporting period:  September 30, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.





ALLIANCEBERNSTEIN EXCHANGE RESERVES


ANNUAL REPORT
SEPTEMBER 30, 2004

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AN INVESTMENT IN THE FUND IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR
GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS, WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

-------------------------------------------------------------------------------

BEGINNING IN FEBRUARY 2005, THE FUND WILL FILE COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q WILL BE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q WILL ALSO BE ABLE TO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330. ALLIANCEBERNSTEIN PUBLISHES FULL PORTFOLIO HOLDINGS FOR THE FUND MONTHLY AT WWW.ALLIANCEBERNSTEIN.COM.

FUND EXPENSES

                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     ENDING
                                   BEGINNING     ACCOUNT VALUE      EXPENSES
                                 ACCOUNT VALUE    SEPTEMBER 30,       PAID
                                 APRIL 1, 2004        2004       DURING PERIOD*
                                 --------------  --------------  --------------
CLASS A
Actual                               $1,000         $1,000.84         $5.60
Hypothetical
  (5% return before expenses)        $1,000         $1,019.40         $5.65

CLASS B
Actual                               $1,000         $1,000.33         $6.10
Hypothetical
  (5% return before expenses)        $1,000         $1,018.90         $6.16

CLASS C
Actual                               $1,000         $1,000.85         $5.60
Hypothetical
  (5% return before expenses)        $1,000         $1,019.40         $5.65

ADVISOR CLASS
Actual                               $1,000         $1,003.25         $3.16
Hypothetical
  (5% return before expenses)        $1,000         $1,021.85         $3.18


* Expenses are equal to the classes' annualized expense ratios of 1.12%, 1.22%, 1.12% and 0.63%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).


1


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004

                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
  (000)       SECURITY                                  YIELD             VALUE
-------------------------------------------------------------------------------
              COMMERCIAL PAPER-79.6%
              ATLANTIS ONE FUNDING CORP.
$  19,000     11/16/04 (a)                               1.70%    $  18,958,728
              BANK OF IRELAND
   12,200     1/07/05 (a)                                1.89        12,137,397
              BANQUE CAISSE D'EPARGNE L'ETAT
   15,000     12/02/04                                   1.12        14,971,067
              BARCLAYS US FUNDING CORP.
   30,000     12/08/04                                   1.79        29,898,566
    9,600     11/26/04                                   1.84         9,572,523
              CAISSE NATIONALE DES CAISSES
              D'EPARGNE
   10,000     11/10/04 (a)                               1.64         9,981,778
              CALYON NA
   10,000     11/23/04                                   1.79         9,973,647
              CBA (FINANCE) DELAWARE, INC.
   12,000     10/12/04                                   1.50        11,994,500
              CDC COMMERCIAL PAPER
   24,000     11/12/04 (a)                               1.65        23,953,800
              CITIGROUP GLOBAL MARKETS
              HOLDINGS, INC.
   30,200     10/13/04                                   1.51        30,184,799
    2,100     11/08/04                                   1.70         2,096,232
              DEPFA BANK EUROPE PLC
   10,000     10/26/04 (a)                               1.64         9,988,646
              EUROPEAN INVESTMENT BANK
   40,000     10/06/04                                   1.50        39,991,667
              FAIRWAY FINANCE CORP.
   10,000     11/02/04 (a)                               1.78         9,984,178
    2,100     10/26/04 (a)                               1.79         2,097,389
              FOUNTAIN SQUARE COMMERCE FUNDING
   15,000     11/01/04 (a)                               1.68        14,978,300
    3,400     12/15/04 (a)                               1.86         3,386,825
              GENERAL ELECTRIC CAPITAL CORP.
   20,000     12/08/04                                   1.80        19,932,000
              GENERAL ELECTRIC CAPITAL SERVICES
   15,000     12/07/04                                   1.79        14,950,029
              GIRO BALANCED FUNDING CORP.
    3,700     12/24/04 (a)                               1.90         3,683,597
              HBOS TREASURY SERVICES PLC
   14,400     10/27/04                                   1.58        14,383,568
              HSBC Bank PLC
   20,900     1/25/05                                    1.98        20,766,658
              JUPITER SECURITIZATION CORP.
    8,600     10/18/04                                   1.75         8,592,893
              K2 (USA) LLC
   15,800     12/02/04                                   1.78        15,751,564
              LANDESBANK BADEN-WURTTEMBERG
   19,000     11/16/04                                   1.69        18,958,971
              NATEXIS BANQUES POPULAIR
   12,000     11/18/04                                   1.75        11,972,000
              NETWORK RAIL FINANCE PLC
   40,000     10/14/04 (a)                               1.52        39,978,044
              NORDEA NORTH AMERICA, INC.
   12,000     11/18/04                                   1.79        11,971,440
              NORTHERN ROCK PLC
    1,800     10/28/04 (a)                               1.60         1,797,840
   10,000     11/12/04 (a)                               1.75         9,979,583
              OLD LINE FUNDING CORP.
   14,500     11/03/04 (a)                               1.75        14,476,740
              PRUDENTIAL PLC
    5,700     11/02/04                                   1.63         5,691,741
    7,700     11/10/04                                   1.64         7,685,969
    4,400     11/18/04                                   1.65         4,390,320
              RABOBANK USA FINANCIAL CORP.
    8,700     10/05/04                                   1.75         8,698,308
              RANGER FUNDING
   36,000     10/15/04 (a)                               1.72        35,975,920
              SAN PAOLO FINANCIAL
   12,000     11/19/04                                   1.68        11,972,560
    1,675     1/27/05                                    1.98         1,664,129
              SIGMA FINANCE, INC.
   10,000     10/04/04 (a)                               1.14         9,999,050
    5,000     11/16/04 (a)                               1.44         4,990,800
              STATE STREET BANK & TRUST CO.
   35,000     11/08/04                                   1.64        35,000,000
    5,000     11/09/04                                   1.73         5,000,000
              TOYOTA MOTOR CREDIT CO.
   16,200     10/13/04 (a)                               1.58        16,191,468
    7,200     11/15/04 (a)                               1.64         7,185,240
   13,500     11/15/04 (a)                               1.73        13,470,806


2


PORTFOLIO OF INVESTMENTS (CONTINUED)

                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
   (000)      SECURITY                                  YIELD             VALUE
-------------------------------------------------------------------------------
              UBS FINANCE, INC.
$   3,200     10/01/04                                   1.88%    $   3,200,000
              UNICREDIT DELAWARE, INC.
   12,000     10/12/04                                   1.51        11,994,482
              YORKTOWN CAPITAL LLC
    4,000     10/01/04 (a)                               1.54         4,000,000
                                                                  -------------
              Total Commercial Paper
              (amortized cost $648,455,762)                         648,455,762
                                                                  -------------
              CERTIFICATES OF DEPOSIT-19.3%
              BANCO BILBAO VIZCAYA
   10,000     12/29/04                                   1.93        10,000,123
              CREDIT SUISSE
              FIRST BOSTON NEW YORK
   12,000     11/12/04 (a)                               1.65        12,000,000
              DEXIA CLF FINANCE CO.
   14,000     11/10/04 (A)                               1.58        13,998,904
              FORTIS BANK
   12,000     12/24/04 (a)                               1.78        12,000,000
              HSBC
   35,000     1/13/05                                    1.26        34,936,726
              LANDESBANK HESSEN THUERINGEN
   20,000     11/18/04                                   1.66        20,000,067
              SOUTHTRUST BANK NA
   12,000     10/12/04                                   1.51        12,000,000
              TORONTO DOMINION BANK
   12,100     11/03/04                                   1.62        12,100,000
              WELLS FARGO BANK NA
    4,400     11/02/04                                   1.74         4,400,000
   11,600     11/03/04                                   1.77        11,600,000
              WESTDEUTSCHE LANDESBANK
   10,000     12/27/04                                   1.15        10,000,000
              WESTDEUTSCHE LANDSBANK
    4,000     12/17/04                                   1.76         4,000,000
                                                                  -------------
              Total Certificates of Deposit
              (amortized cost $157,035,820)                         157,035,820
                                                                  -------------
              CORPORATE OBLIGATION-1.3%
              CHASE MANHATTAN BANK
   10,800     5/11/05
              (amortized cost $10,800,000)               1.70        10,800,000
                                                                  -------------
              TOTAL INVESTMENTS-100.2%
              (amortized cost $816,291,582)                         816,291,582
              Other assets less liabilities-(0.2%)                   (1,409,919)
                                                                  -------------
              NET ASSETS-100%                                     $ 814,881,663
                                                                  =============


(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate market value of these securities amounted to $305,195,033 or 37.5% of net assets.

See notes to financial statements.


3


STATEMENT OF ASSETS & LIABILITIES
SEPTEMBER 30, 2004

                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $816,291,582)         $ 816,291,582
  Cash                                                                   55,806
  Receivable for capital stock sold                                   1,614,250
  Interest receivable                                                   597,693
                                                                  -------------
  Total assets                                                      818,559,331
                                                                  -------------
LIABILITIES
  Payable for capital stock redeemed                                  2,677,289
  Transfer Agent fee payable                                            314,969
  Distribution fee payable                                              244,283
  Advisory fee payable                                                  168,946
  Accrued expenses                                                      272,181
                                                                  -------------
  Total liabilities                                                   3,677,668
                                                                  -------------
NET ASSETS                                                        $ 814,881,663
                                                                  =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $     814,904
  Additional paid-in capital                                        814,088,610
  Accumulated net realized loss on investment transactions              (21,851)
                                                                  -------------
                                                                  $ 814,881,663
                                                                  =============
CLASS A SHARES
  Net asset value, offering and redemption price per share
    ($273,004,041 / 273,015,844 shares of capital stock
    issued and outstanding)                                               $1.00
                                                                          =====
CLASS B SHARES
  Net asset value, offering and redemption price per share
    ($179,681,913 / 179,685,685 shares of capital stock
    issued and outstanding)                                               $1.00
                                                                          =====
CLASS C SHARES
  Net asset value, offering and redemption price per share
    ($40,548,170 / 40,548,820 shares of capital stock
    issued and outstanding)                                               $1.00
                                                                          =====
ADVISOR CLASS SHARES
  Net asset value, offering and redemption price per share
    ($321,647,539 / 321,653,186 shares of capital stock
    issued and outstanding)                                               $1.00
                                                                          =====


See notes to financial statements.


4


STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2004

                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                         $ 10,455,560

EXPENSES
  Advisory fee                                    $  2,190,352
  Distribution fee -- Class A                        1,509,162
  Distribution fee -- Class B                        2,195,798
  Distribution fee -- Class C                          368,821
  Transfer agency                                    2,599,013
  Custodian                                            231,085
  Registration fees                                    217,247
  Audit and legal                                      147,071
  Printing                                             135,777
  Administrative                                        75,750
  Trustees' fees                                        23,500
  Miscellaneous                                         41,570
                                                  ------------
  Total expenses                                     9,735,146
  Less: expenses waived (see Note C)                (1,333,864)
  Less: expense offset arrangement
    (see Note B)                                          (186)
                                                  ------------
  Net expenses                                                        8,401,096
                                                                   ------------
  Net investment income                                               2,054,464

REALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                              471
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $  2,054,935
                                                                   ============


See notes to financial statements.


5


STATEMENT OF CHANGES IN NET ASSETS

                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________


                                                  YEAR ENDED       YEAR ENDED
                                                 SEPTEMBER 30,    SEPTEMBER 30,
                                                     2004             2003
                                                ==============   ==============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $    2,054,464   $    5,471,883
  Net realized gain on investment
    transactions                                           471               53
                                                --------------   --------------
  Net increase in net assets from
    operations                                       2,054,935        5,471,936

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                           (249,011)      (2,959,738)
    Class B                                            (69,411)        (403,696)
    Class C                                            (38,376)        (141,911)
    Advisor Class                                   (1,697,666)      (1,966,538)

TRANSACTION IN SHARES OF BENEFICIAL INTEREST
  Net decrease                                    (188,475,755)    (557,090,321)
                                                --------------   --------------
  Total decrease                                  (188,475,284)    (557,090,268)

NET ASSETS
  Beginning of period                            1,003,356,947    1,560,447,215
                                                --------------   --------------
  End of period                                 $  814,881,663   $1,003,356,947
                                                ==============   ==============


See notes to financial statements.


6


NOTES TO FINANCIAL STATEMENTS
YEAR ENDED SEPTEMBER 30, 2004              ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Exchange Reserves (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund's investment objective is to provide maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers, as described in the prospectus, Class A, Class B, Class C and Advisor Class shares. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its own distribution and transfer agency expenses and has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without an initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other AllianceBernstein Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other AllianceBernstein Mutual Funds without any sales charge at the time of purchase, but on Class A shares that were received in exchange for AllianceBernstein Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the AllianceBernstein Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash, to the extent described in the prospectus, without an initial sales charge. However, a CDSC is charged if shares are redeemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged, to the extent described in the prospectus, for Class B shares of other AllianceBernstein Mutual Funds. Class B shares also are offered in exchange, to the extent described in the prospectus, for Class B shares of other AllianceBernstein Mutual Funds without an initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of AllianceBernstein Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the AllianceBernstein Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another AllianceBernstein Mutual Fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other AllianceBernstein Mutual Funds.

Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another AllianceBernstein Mutual Fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses. Advisor Class shares are offered solely to investors participating in fee-based programs and to certain retirement plan accounts.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.


7


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________


2. TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INCOME AND EXPENSES

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares. Advisor Class shares have no distribution fees.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .25% on the first $1.25 billion of average daily net assets; ..24% on the next $.25 billion; .23% on the next $.25 billion; .22% on the next $.25 billion; .21% on the next $1 billion; and .20% in excess of $3 billion. In addition to the advisory fee, the Fund also reimburses the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended September 30, 2004, such reimbursements totaled $75,750.

For the year ended September 30, 2004, the Fund's expenses were reduced by $186 under an expense offset arrangement with Alliance Global Investor Services, Inc. (AGIS).

AllianceBernstein Investment Research and Management, Inc., (the
"Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received $89,170, $786,927, and $36,687 in contingent deferred sales charges imposed upon redemption by shareholders of Class A, Class B, and Class C shares, respectively, for the year ended September 30, 2004.

The Fund compensates AGIS, a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $1,705,414 for the year ended September 30, 2004.

NOTE C: DISTRIBUTION SERVICES AGREEMENT

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares, 1.00% of the average daily net assets attributable to Class B shares and .75% of the average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own


8


                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________


resources to finance the distribution of the Fund's shares. For the period ending September 30, 2004, the Distributor has voluntarily agreed to waive a portion of the distribution fees in the amount of $112,230, $1,080,540 and $141,094 and the effective annual rate is .46%, .51% and .46% for the Class A, Class B and Class C shares, respectively.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At September 30, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At September 30, 2004, the Fund had a capital loss carryforward of $21,851, which expires 2010. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. During the year ended September 30, 2004 the Fund utilized $471 of the capital loss carryforward. The dividends paid by the Fund for the year ended September 30, 2004 are deemed to be ordinary income for federal income tax purposes.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.001 par value) are authorized. At September 30, 2004, capital paid-in aggregated $814,903,514. Transactions, all at $1.00 per share, were as follows:

                                                           CLASS A
                                             ----------------------------------
                                                YEAR ENDED        YEAR ENDED
                                              SEPTEMBER 30,      SEPTEMBER 30,
                                                   2004               2003
                                             ---------------    ---------------
Shares sold                                      263,174,493     16,790,806,054
Shares issued on reinvestment of dividends           249,011          2,959,738
Shares converted from Class B                     12,603,883          4,416,210
Shares redeemed                                 (365,405,346)   (17,221,881,973)
                                             ---------------    ---------------
Net decrease                                     (89,377,959)      (423,699,971)
                                             ===============    ===============

                                                          CLASS B
                                             ----------------------------------
                                                YEAR ENDED        YEAR ENDED
                                              SEPTEMBER 30,      SEPTEMBER 30,
                                                   2004               2003
                                             ---------------    ---------------
Shares sold                                      100,513,279        205,045,129
Shares issued on reinvestment of dividends            69,411            403,696
Shares converted to Class A                      (12,603,883)        (4,416,210)
Shares redeemed                                 (201,219,606)      (340,195,716)
                                             ---------------    ---------------
Net decrease                                    (113,240,799)      (139,163,101)
                                             ===============    ===============

                                                          CLASS C
                                             ----------------------------------
                                                YEAR ENDED         YEAR ENDED
                                               SEPTEMBER 30,      SEPTEMBER 30,
                                                   2004               2003
                                             ---------------    ---------------
Shares sold                                       49,811,396        406,705,423
Shares issued on reinvestment of dividends            38,376            141,911
Shares redeemed                                  (76,948,030)      (447,562,375)
                                             ---------------    ---------------
Net decrease                                     (27,098,258)       (40,715,041)
                                             ===============    ===============


9


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________


                                                       ADVISOR CLASS
                                             ----------------------------------
                                                YEAR ENDED         YEAR ENDED
                                               SEPTEMBER 30,      SEPTEMBER 30,
                                                   2004               2003
                                             ---------------    ---------------
Shares sold                                       61,823,616         74,601,750
Shares issued on reinvestment of dividends         1,697,666          1,966,538
Shares redeemed                                  (22,280,021)       (30,080,496)
                                             ---------------    ---------------
Net increase                                      41,241,261         46,487,792
                                             ===============    ===============

NOTE F: LEGAL PROCEEDINGS

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Fund ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Trustees have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the



10


                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________


Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual funds involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser in connection with this matter and the Adviser has provided documents and other information to the SEC and is cooperating fully with its investigation.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.


11


FINANCIAL HIGHLIGHTS

                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                       CLASS A
                                            ---------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0008(a)     .0040(a)     .0100        .0414        .0511
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
Net increase in net asset value
  from operations                              .0008        .0040        .0100        .0414        .0511

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.0008)      (.0040)      (.0100)      (.0414)      (.0511)
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-(b)       -0-          -0-
Total dividends and distributions             (.0008)      (.0040)      (.0100)      (.0414)      (.0511)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on net
  asset value (c)                                .09%         .37%        1.01%        4.23%        5.24%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $273         $362         $786         $664         $680
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.11%         .95%         .97%         .96%         .99%
  Expenses, before waivers/reimbursements       1.15%        1.03%         .97%         .96%         .99%
  Net investment income                          .08%(a)      .40%(a)      .99%        4.09%        5.14%



See footnote summary on page 15.


12


                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                       CLASS B
                                            ---------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0003(a)     .0011(a)     .0051        .0364        .0461
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
Net increase in net asset value
  from operations                              .0003        .0011        .0051        .0364        .0461

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.0003)      (.0011)      (.0051)      (.0364)      (.0461)
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-(b)       -0-          -0-
Total dividends and distributions             (.0003)      (.0011)      (.0051)      (.0364)      (.0461)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on net
  asset value (c)                                .04%         .10%         .51%        3.71%        4.72%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $180         $293         $432         $386         $169
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.16%        1.24%        1.48%        1.47%        1.50%
  Expenses, before waivers/reimbursements       1.65%        1.54%        1.48%        1.47%        1.50%
  Net investment income                          .03%(a)      .11%(a)      .51%        3.43%        4.54%



See footnote summary on page 15.


13


FINANCIAL HIGHLIGHTS (CONTINUED)

                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                       CLASS C
                                            ---------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0008(a)     .0017(a)     .0075        .0389        .0486
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
Net increase in net asset value
  from operations                              .0008         0017        .0075        .0389        .0486

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.0008)      (.0017)      (.0075)      (.0389)      (.0486)
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-(b)       -0-          -0-
Total dividends and distributions             (.0008)      (.0017)      (.0075)      (.0389)      (.0486)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on net
  asset value (c)                                .09%         .15%         .76%        3.97%        4.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $41          $68         $108         $113         $129
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.11%        1.18%        1.22%        1.22%        1.24%
  Expenses, before waivers/reimbursements       1.40%        1.29%        1.22%        1.22%        1.24%
  Net investment income                          .08%(a)      .17%(a)      .77%        3.85%        4.85%



See footnote summary on page 15.


14


                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                    ADVISOR CLASS
                                            ---------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0055(a)     .0076        .0150        .0464        .0561
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
Net increase in net asset value
  from operations                              .0055        .0076        .0150        .0464        .0561

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.0055)      (.0076)      (.0150)      (.0464)      (.0561)
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-(b)       -0-          -0-
Total dividends and distributions             (.0055)      (.0076)      (.0150)      (.0464)      (.0561)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on net
  asset value (c)                                .55%         .78%        1.51%        4.75%        5.77%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)                            $321,648     $280,406     $233,919      $69,835       $1,787
Ratio of expenses to average
  net assets                                     .64%         .55%         .48%         .47%         .47%
Net investment income                            .55%(a)      .76%        1.39%        3.76%        5.53%



(a)  Net of fees waived and expenses reimbursed.

(b)  Amount is less than $0.0001.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deuction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.


15


REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ALLIANCEBERNSTEIN EXCHANGE RESERVES

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Exchange Reserves, formerly AFD Exchange Reserves, (the "Fund") at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
November 24, 2004


16


                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________


ALLIANCEBERNSTEIN EXCHANGE RESERVES
1345 Avenue of the Americas
New York, NY 10105
Toll-Free (800) 221-5672


TRUSTEES

WILLIAM H. FOULK, JR. (1), Chairman
MARC O. MAYER, President
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
DONALD J. ROBINSON (1)


OFFICERS

JOHN J. KELLEY, Senior Vice President
PHILIP L. KIRSTEIN, Senior Vice President and Independent Compliance Officer RAYMOND J. PAPERA, Senior Vice President
JOHN F. CHIODI, JR., Vice President
MARIA R. CONA, Vice President
JOSEPH C. DONA, Vice President
MARK R. MANLEY, Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

LEGAL COUNSEL

SEWARD & KISSEL LLP
ONE BATTERY PARK PLAZA
New York, NY 10004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105


(1)  Member of the Audit Committee and Governance and Nominating Committee.


17


MANAGEMENT OF THE FUND

                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________


BOARD OF TRUSTEES INFORMATION

The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.



                                                                                   PORTFOLIOS
                                                                                     IN FUND           OTHER
  NAME, ADDRESS,                              PRINCIPAL                              COMPLEX      DIRECTORSHIP(S)
  DATE OF BIRTH                             OCCUPATION(S)                          OVERSEEN BY        HELD BY
  (YEAR ELECTED)                         DURING PAST 5 YEARS                         TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

William H. Foulk, Jr., #           Investment Adviser and Independent                  113              None
2 Sound View Drive                 Consultant. Formerly Senior Manager
Suite 100                          of Barrett Associates, Inc., a registered
Greenwich, CT 06830                investment adviser, with which he had been
9/7/32 (1994)                      associated since prior to 1999. Formerly
Chairman of the Board              Deputy Comptroller and Chief Investment
                                   Officer of the State of New York and, prior
                                   thereto, Chief Investment Officer of the
                                   New York Bank for Savings.

Ruth Block, #, ***                 Formerly Executive Vice President and                94              None
500 SE Mizner Blvd.                Chief Insurance Officer of The Equitable
Boca Raton, FL 33432               Life Assurance Society of the United States;
11/11/30 (1994)                    Chairman and Chief Executive Officer of
                                   Evlico; Director of Avon, BP (oil and gas),
                                   Ecolab Incorporated (specialty chemicals),
                                   Tandem Financial Group and Donaldson,
                                   Lufkin & Jenrette Securities Corporation;
                                   former Governor at Large National
                                   Association of Securities Dealers, Inc.

David H. Dievler, #                Independent Consultant. Until December               98              None
P.O. Box 167                       1994, Senior Vice President of Alliance
Spring Lake, NJ 07762              Capital Management Corporation ("ACMC")
10/23/29 (1994)                    responsible for mutual fund administration.
                                   Prior to joining ACMC in 1984, Chief
                                   Financial Officer of Eberstadt Asset
                                   Management since 1968. Prior to that, Senior
                                   Manager at Price Waterhouse & Co. Member
                                   of the American Institute of Certified Public
                                   Accountants since 1953.

John H. Dobkin, #                  Consultant. Formerly President of Save               96              None
P.O. Box 12                        Venice, Inc. (preservation organization)
Annandale, NY 12504                from 2001-2002, Senior Advisor from June
2/19/42 (1994)                     1999-June 2000 and President of Historic
                                   Hudson Valley (historic  preservation) from
                                   December 1989-May 1999. Previously,
                                   Director of the National Academy of Design
                                   and during 1988-1992, Director and Chairman
                                   of the Audit Committee of ACMC.



18


                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________




                                                                                   PORTFOLIOS
                                                                                     IN FUND           OTHER
  NAME, ADDRESS,                              PRINCIPAL                              COMPLEX      DIRECTORSHIP(S)
  DATE OF BIRTH                             OCCUPATION(S)                          OVERSEEN BY        HELD BY
  (YEAR ELECTED)                         DURING PAST 5 YEARS                         TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES
(CONTINUED)

Donald J. Robinson, #              Senior Counsel to the law firm of Orrick,            95              None
98 Hell's Peak Road                Herrington & Sutcliffe LLP since prior to
Weston, vt 05161                   1999. Formerly a senior partner and a member
8/24/34 (1996)                     of the Executive Committee of that firm.
                                   He was also a member and Chairman of the
                                   Municipal Securities Rulemaking Board
                                   and a Trustee of the Museum of the City
                                   of New York.

INTERESTED TRUSTEE

Marc O.Mayer++                     Executive Vice President of ACMC since               66              None
1345 Avenue of the Americas,       2001; prior thereto, Chief Executive Officer
New York, NY 10105                 of Sanford C. Bernstein & Co., LLC and its
10/2/57 (2003)                     predecessor since prior to 1999.



*  There is no stated term of office for the Fund's trustees.

#  Member of the Audit Committee and Governance and Nominating Committee.

++ Mr. Mayer is an "interested trustee", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.

*** Ms. Block was an "interested person", as defined in the 1940 Act, until October 21, 2004 by reason of her ownership of 116 American Depositary Shares of AXA having a value of approximately $2,396. AXA is a controlling person of ACMC. Ms. Block received shares of The Equitable Companies Incorporated as part of the demutualization of The Equitable Life Assurance Society of the United States, which were subsequently converted through a corporate action into 116 American Depositary Shares of AXA.


19


                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________


OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.



     NAME, ADDRESS*                   POSITION(S) HELD                  PRINCIPAL OCCUPATION DURING
   AND DATE OF BIRTH                     WITH FUND                            PAST 5 YEARS**
-------------------------------------------------------------------------------------------------------------------

Marc O.Mayer, 10/2/57            President                     See biography above.

John J. Kelley, 2/29/60          Senior Vice President         Senior Vice President of ACMC** with which he has
                                                               been associated since prior to 1999.

Philip L. Kirstein, 5/29/45      Senior Vice President and     Senior Vice President and Independent Compliance
                                 Independent Compliance        Officer--Mutual Funds of ACMC** with which he has
                                 Officer                       been associated since October 2004. Prior thereto,
                                                               he was Counsel of Kirkpatrick & Lockhart, LLP
                                                               from 2003 to October 2004, and General Counsel
                                                               and First Vice President of Merrill Lynch
                                                               Investment Managers since prior to 1999.

Raymond J. Papera, 3/12/56       Senior Vice President         Senior Vice President of ACMC** with which he has
                                                               been associated since prior to 1999.

John F. Chiodi, Jr., 4/10/66     Vice President                Vice President of ACMC** with which he has been
                                                               associated since prior to 1999.

Maria R. Cona, 1/30/55           Vice President                Vice President of ACMC** with which she has been
                                                               associated since prior to 1999.

Joseph C. Dona, 2/16/61          Vice President                Vice President of ACMC** with which he has been
                                                               associated since prior to 1999.

Mark R. Manley, 10/23/62         Secretary                     Senior Vice President, Deputy General Counsel and
                                                               Chief Compliance Officer of ACMC** with which he
                                                               has been associated since prior to 1999.

Mark D. Gersten, 10/4/50         Treasurer and Chief           Senior Vice President of Alliance Global Investor
                                 Financial Officer             Services, Inc. ("AGIS")** and Vice President of
                                                               AllianceBernstein Investment Research and
                                                               Management, Inc. ("ABIRM")** with which he has
                                                               been associated since prior to 1999.

Thomas R. Manley, 3/23/51        Controller                    Vice President of ACMC** with which he has been
                                                               associated since prior to 1999.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Trustees and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


20


ALLIANCEBERNSTEIN FAMILY OF FUNDS

                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
_______________________________________________________________________________

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund*
Mid-Cap Growth Fund
Premier Growth Fund*
Small Cap Growth Fund
Technology Fund*

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund*
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest or send money.

* Effective December 15, 2004, these Funds will be renamed as follows: Health Care Fund to Global Health Care Fund; Premier Growth Fund to Large Cap Growth Fund; Technology Fund to Global Technology Fund; and Disciplined Value Fund to Focused Growth & Income Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


21


AFDAR0904




ITEM 2.       CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 11(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.


ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.


ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent auditor, PriceWaterhouse Coopers LLP, for the Fund's last two fiscal years for professional services rendered for: (i) the audit of the Fund's annual financial statements included in the Fund's annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under (i), which include advice and education on accounting and auditing issues, and consent letters; and (iii) tax compliance, tax advice and tax return preparation.

                                  Audit-Related
                    Audit Fees         Fees         Tax Fees
           2003      $24,500          $3,180         $4,038
           2004      $27,000          $2,114         $4,500

(d)  Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund's Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund's independent auditors. The Fund's Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) - (c) are for services pre-approved by the Fund's Audit Committee.

(f)  Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund (''Service Affiliates''):
:

                                                    Total Amount of
                                                 Foregoing Column Pre-
                                                 approved by the Audit
                                                       Committee
                          All Fees for           (Portion Comprised of
                       Non-Audit Services         Audit Related Fees)
                        Provided to the          (Portion Comprised of
                     Portfolio, the Adviser            Tax Fees)
                     and Service Affiliates
          2003              $756,777                     $749,559
                                                     (      3,180)
                                                     (      4,038)
          2004               799,882                      793,268
                                                     (      2,114)
                                                     (      4,500)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund's independent auditor to the Adviser and Service Affiliates is compatible with maintaining the auditor's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.


ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

      EXHIBIT NO.    DESCRIPTION OF EXHIBIT

      11 (a) (1)     Code of ethics that is subject to the disclosure of Item 2 hereof

      11 (b) (1)     Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

      11 (b) (2)     Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

      11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Exchange Reserves

By:      /s/ Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:      /s/ Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  November 29, 2004

By:      /s/ Mark D. Gersten
         --------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  November 29, 2004